RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

As of December 31, 2013 the Company has received capital contributions from its parent totaling $492,858 and has issued 50,010,000 common shares to its parent from aggregate consideration of $20,090. The Company also utilizes approximately 2,300 square feet of office space at 4700 Spring Street, Suite 304, La Mesa California, 91941 provided to the Company by Entest BioMedical, Inc. on a month to month basis free of charge. The Chief Executive Officer of Entest Biomedical Inc. is David R. Koos who also serves as the Chief Executive Officer of the Company’s parent.

On August 20, 2013 the Company issued 1,500,000 common shares to the holder of one of its parent’s convertible notes (“Parent Convertible Note Holder”) in satisfaction of $70,198 owed by the Company’s parent to the Parent Convertible Note Holder. During the three months ended December 31, 2013

(1) the Company has paid to a creditor of its parent a total of $12,713 of principal indebtedness owed by the Company’s parent

(2) the Company has made payments of $4,610 to David Koos in satisfaction of $4,610 of indebtedness owed to David Koos by the Company’s parent

(3) the Company has paid $6,369 of expenses incurred by the Company’s parent on its behalf.

NOTE 5. RELATED PARTY TRANSACTIONS

As of September 30, 2013 the Company has received capital contributions from its parent totaling $447,858 and has issued 50,010, 000 common shares to its parent fro aggregate consideration of $20,090. The Company also utilizes approximately 2,300 square feet of office space at 4700 Spring Street, Suite 304, La Mesa California, 91941provided to the Company by Entest BioMedical, Inc. on a month to month basis free of charge. The Chief Executive Officer of Entest Biomedical Inc. is David R. Koos who also serves as the Chief Executive Officer of the Company’s parent.

On August 20, 2013 the Company issued 1,500,000 common shares to the holder of one of its parent’s convertible notes (“Parent Convertible Note Holder”) in satisfaction of $70,198 owed by the Company’s parent to the Parent Convertible Note Holder.